LVIP American International Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– International Fund	14,914,499	$293,666,482
Total Investment Company (Cost $251,477,249)		293,666,482

TOTAL INVESTMENTS–100.05% (Cost $251,477,249)	293,666,482
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(151,122)
NET ASSETS APPLICABLE TO 21,305,770 SHARES OUTSTANDING–100.00%	$293,515,360

✢Class 1 shares.
LVIP American International Fund–1